S-K 1606, De-SPAC Board Determination	Apr. 13, 2026
De-SPAC, Board Determination Disclosure [Line Items]
De-SPAC, Board Determination Disclosure [Text Block]

The existence of financial and personal interests of one or more of CGC’s directors may result in a conflict of interest on the part of such director(s) between what he or they may believe is in the best interests of CGC and its shareholders and what he or they may believe is best for himself or themselves in determining to recommend that shareholders vote for the proposals. In addition, the Sponsor and CGC’s officers have interests in the Business Combination that may conflict with your interests as a shareholder. See “Proposal No. 1 — The Business Combination Proposal — Interests of the Sponsor, and CGC’s Directors and Officers in the Business Combination.”

De-SPAC, Board Determination, Factors Considered [Line Items]
De-SPAC, Board Determination, Target Company Valuation Considered [Text Block]

On October 30, October 31, and November 4, 2025, Peter Yu from CGC and Siyu Huang and Jason Duva from Factorial held a series of meetings to discuss and resolve select terms regarding valuation and financing conditions. In particular, the parties agreed in principle to simplify the valuation and structure by eliminating the variable or earn-out component and to adjust the exclusivity provision to accommodate ongoing discussions between Factorial and strategic partners.

On November 4, 2025, Factorial formally engaged Cantor as its financial advisor pursuant to a signed engagement letter. Following such engagement, Cantor provided financial advisory services to Factorial in connection with the proposed business combination, including assisting in the refinement of marketing materials, reviewing financial models, helping to develop prospective investor messaging, advising on the extension of Factorial’s exclusivity arrangements with CGC and providing general advice regarding the de-SPAC process.

In addition, given Cantor’s familiarity with both Factorial and CGC, including its role as underwriter in CGC’s initial public offering and its engagement as Factorial’s financial advisor, CGC determined to engage Cantor as placement agent in connection with the PIPE financing. From November 2, 2025 through December 17, 2025, CGC, Factorial and Cantor worked together in connection with the PIPE financing process, including conducting a “wall-cross” process with selected institutional investors introduced by Cantor and negotiating the terms of the PIPE investment with the ultimate PIPE investors. During this period, CGC, Factorial and Cantor also discussed the aggregate fees payable to Cantor in connection with its various roles in the transaction in order to avoid duplication of fees.

On November 12, November 13, and November 14, 2025, Peter Yu from CGC and Siyu Huang and Jason Duva from Factorial discussed a proposed amendment to the LOI and Term Sheet, and CGC and Factorial executed the amended LOI and Term Sheet on November 14, 2025, which included pre-merger equity valuation of $1.1 billion.

De-SPAC, Board Determination, Dilution Considered [Text Block]	The fact that current Public Shareholders will experience immediate dilution as a consequence of the issuance of PubCo Series A Common Stock as consideration in the Business Combination and, as a result, such Public Shareholders will collectively own a minority interest in PubCo after the Closing. As redemptions increase, the overall percentage ownership and voting percentage held by the Factorial Stockholders and the PIPE Investors will increase as compared to the overall percentage ownership and voting percentage held by Public Shareholders, thereby increasing dilution to Public Shareholders. Having a minority ownership interest may reduce the influence that current Public Shareholders have on the management of PubCo.
De-SPAC, Board Determination, Other Factors Considered [Text Block]

In the course of its deliberations, the CGC Board considered a variety of uncertainties, risks and other challenges relevant to the Business Combination, including the below (which are not weighted or in any order of significance):

●	Technology Development Risk. The fact that Factorial’s solid-state battery technology has not yet been commercialized at scale. The CGC Board considered the technical complexity of developing next-generation battery technologies, the possibility that development timelines may be longer than anticipated, and the risk that the technology may not ultimately achieve the performance, safety, or cost targets necessary for successful commercialization.
●	Unproven Commercialization Model. The fact that Factorial has not yet generated revenue from commercial sales of its battery technology and its long-term business model remains dependent on the successful development, manufacturing, and commercialization of its products. The CGC Board considered that this differs from CGC’s stated acquisition criterion of targeting companies with proven business models and evaluated the extent to which Factorial’s strategic partnerships with automotive OEMs and technology validation efforts mitigate the risks associated with an early-stage company.
●	Manufacturing and Scaling Risk. The risks associated with Factorial’s ability to scale manufacturing of its battery technology, including the need to successfully design, engineer, build and operate manufacturing facilities or obtain third-party manufacturing capacity, and the possibility that Factorial may not achieve cost-effective production or economies of scale.
●	Capital Requirements and Financial Risk. The likelihood that Factorial will require significant additional capital to fund continued research and development, manufacturing scale-up and commercialization efforts, and the risk that such capital may not be available on acceptable terms, which could delay or prevent the execution of Factorial’s business plan.
●	Regulatory Risks. If Factorial is unable to comply with environmental and safety regulations, Factorial’s business will be materially harmed.
●	Benefits Not Achieved. The risk that the potential benefits of the Business Combination may not be fully achieved, or may not be achieved within a reasonable timeframe.
●	Liquidation of CGC. The risks and costs to CGC if the Business Combination is not completed, including the risk of diverting management focus and resources from other business combination opportunities, which could result in CGC being unable to effect a business combination by the end of the completion window, and force CGC to liquidate.
●	Exclusivity. The fact that the Business Combination Agreement includes a provision that generally restricts CGC from soliciting other business combination proposals, which limits CGC’s ability, so long as the Business Combination Agreement is in effect, to consider other potential business combinations. In addition, under the Business Combination Agreement, unless required by applicable law, the Board may not change or withdraw its recommendation to the CGC shareholders to vote in favor of the Business Combination Proposal and any other proposals required to consummate the transactions contemplated by the Business Combination Agreement that are submitted to, and require the vote of, the CGC shareholders.
●	Closing Conditions. The fact that completion of the Business Combination is conditioned on the satisfaction of certain closing conditions that are not within CGC’s control, including approval by CGC shareholders of the Business Combination and approval by Nasdaq of the initial listing application in connection with the Business Combination.
●	Litigation. The possibility of litigation challenging the Business Combination or that an adverse judgment granting permanent injunctive relief could indefinitely enjoin consummation of the Business Combination.
●	External Risks. Economic downturns and political and market conditions beyond Factorial’s control could adversely affect its business, financial condition, results of operations and prospects.
●	Fees and Expenses. The fees and expenses associated with completing the Business Combination.
●	Interests of Certain Persons. The CGC Board was also aware that the Sponsor and CGC’s officers, and directors may have interests in the Business Combination that are in addition to, and that may be different from, the interests of unaffiliated CGC shareholders. For instance, the Sponsor will benefit from the completion of a business combination and may be incentivized to complete an acquisition of a less favorable target company or on terms less favorable to shareholders. Such interests are described in more detail under the caption “The Business Combination — Interests of the Sponsor, and CGC’s Directors and Officers in the Business Combination.” To mitigate these potential conflicts of interest, directors affiliated with the Sponsor and Cartesian recused themselves from voting to approve the Business Combination.
●	Public Shareholders Will Have a Minority Ownership Interest in PubCo. The fact that current Public Shareholders will experience immediate dilution as a consequence of the issuance of PubCo Series A Common Stock as consideration in the Business Combination and, as a result, such Public Shareholders will collectively own a minority interest in PubCo after the Closing. As redemptions increase, the overall percentage ownership and voting percentage held by the Factorial Stockholders and the PIPE Investors will increase as compared to the overall percentage ownership and voting percentage held by Public Shareholders, thereby increasing dilution to Public Shareholders. Having a minority ownership interest may reduce the influence that current Public Shareholders have on the management of PubCo. For more information, see “The Business Combination — Equity Ownership Upon Closing” and “Dilution.”
●	Absence of Possible Structural Protections for Minority Shareholders. The CGC Board took several steps to mitigate potential conflicts of interest, including by the recusal of any Cartesian-affiliated directors from the vote to approve the Business Combination Agreement and related transactions. However, other possible structural protections were not put in place. For example, the CGC Board did not obtain a fairness opinion, and the Business Combination does not require approval of a majority of unaffiliated security holders, and the CGC Board did not retain an unaffiliated representative to act solely on behalf of unaffiliated security holders for purposes of negotiating the terms of the Business Combination or to prepare a report concerning the approval of the Business Combination.
●	Other Risks. Various other risks associated with the Business Combination, the business of CGC and the business of Factorial described under the section entitled “Risk Factors.”

De-SPAC, Approval By Majority of Unaffiliated Security Holders of the SPAC is Required [Flag]	false
De-SPAC, Board Determination, Unaffiliated Representative [Line Items]
Majority of Nonemployee Directors Retained an Unaffiliated Representative to Negotiate Terms of the de-SPAC Transaction [Flag]	false
Majority of Nonemployee Directors Retained an Unaffiliated Representative to Prepare a Report Concerning the de-SPAC Transaction [Flag]	false